Operating leases (Details Narrative)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Operating Lease, Expense	$ 195,576	¥ 1,392,307	¥ 723,929	$ 249,924	¥ 1,779,212	¥ 872,173
Minimum [Member]
DisclosureLineElements [Line Items]
Lease terms	2 years	2 years		2 years	2 years
Maximum [Member]
DisclosureLineElements [Line Items]
Lease terms	5 years	5 years		5 years	5 years